Long-Term Debt (Details Textual) (USD $)	3 Months Ended						3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2013 Revolving Credit Facility [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Jun. 26, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 Eurodollar [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Eurodollar [Member] Maximum [Member]	Mar. 31, 2013 Eurodollar [Member] Minimum [Member]	Jun. 26, 2012 Amended Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 27, 2012 Accordian Feature [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Debt Instrument, Third Amendment [Member]	Mar. 31, 2013 Debt Instrument, Third Amendment [Member] Eurodollar [Member] Revolving Credit Facility [Member]
Long-Term Debt (Textual) [Abstract]
Interest Margin Maximum	3.50%							2.50%
Interest rate Minimum	2.25%								1.25%
Former credit facility						$ 100,000,000				$ 200,000,000
Debt Instrument, Leverage Ratio Required	4.50											4.00
Debt, Long-term and Short-term, Combined Amount	130,900,000
Ratio of Indebtedness to Net Capital	5.70
Maximum outstanding borrowings under credit facility	200,000,000			150,000,000	250,000,000						50,000,000
Description of variable rate basis	Federal Funds Rate plus 1/2 of 1%						Eurodollar Rate
Adjusted EBITDA	4.50
Facility fee (percent)	1.00%												0.50%
Interest Announced By Bank Of America	prime rate
Commitment Fee on the Undrawn Portion of the Revolving Loan	0.50%
Debt, Weighted Average Interest Rate	4.34%		3.72%
Maximum Leverage Ratio	4.5
Interest Minimum Coverage Ratio	2.5
Letters of Credit Outstanding, Amount	2,600,000	2,600,000
Debt Issuance Cost	5,200,000
Basis spread on variable rate							0.50%
Additional fees				0.125%									0.125%
Insurance Premium Financing	1,500,000
Other Debt Interest	3.22%
Periodic Payment Amount	$ 100,000